Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events
Subsequent Events

18. Subsequent Events

Subsequent to period end, the Company has received gross proceeds of $4,786,568 for the issuance of 1,557,035 common shares in relation to the ELOC.

On October 25, 2024, for the PGI promissory note which had a remaining principal balance of $422,697 was converted into 11,272 common shares.

On October 28, 2024, the Company acquired 1,000 shares in Psyence Labs Ltd (Psy Labs) from PGI. PsyLabs is a private company headquartered in the BVI. PsyLabs is focused on the production of psychedelic active pharmaceutical ingredients and extracts. The Company issued 26,667 common shares at a price of $41.25 per share in exchange for the shares in Psy Labs. There was also a make whole provision which entitled PGI to a top-up in shares if the share price at January 15, 2025 was lower than the share price on October 28, 2024.

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1.

On November 27, 2024, the Company issued 182,323 warrants with a nominal exercise price and 151,010 common shares in full and final settlement of all provisions under the convertible note.

On December 9, 2024 the Company issued to PGI 594,771 common shares to settle the make whole entitlements under the promissory note and purchase of shares in Psy Labs from PGI.

On December 9, 2024 the Company issued 373,555 common shares to settle the make whole entitlements under the NCAC promissory note.

On December 24, 2024 the Company entered into a private placement agreement with HC Wainwright. The Company received $2 million in gross proceeds for the issuance of 380,000 common shares and 620,000 pre-funded warrants with a nominal exercise price. In connection with the private placement, the Company issued 2,000,000 warrants with a $2 exercise price and 75,000 warrants with a $2.50 exercise price.

19. Subsequent Events

On May 16, 2024, the Company issued an additional 2,373 shares to third - party consultants and legal advisors.

The Company has received additional financing of $1,000,000 related to the Second Tranche of convertible notes:

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On May 31, 2024, the Company received proceeds of $250,000 related to the issuance of the Second Tranche Notes. The principal amount of $312,250 was issued under the same terms as the First Tranche Notes, with interest accruing at 8.0% per annum from the issuance date. The Conversion Price remains subject to adjustment as per the terms outlined in the original Securities Purchase Agreement.

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On June 17, 2024, an additional $250,000 in proceeds was received by the Company for the issuance of the Second Tranche Notes. The principal amount issued was $312,250, also under the terms consistent with the First Tranche Notes. Interest accrues at 8.0% per annum from the date of issuance, with the Conversion Price subject to the same adjustment mechanisms detailed in the initial agreement.

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On July 15, 2024, an additional $500,000 in proceeds was received by the Company for the issuance of the Second Tranche Notes. The principal amount issued was $625,000, also under the terms consistent with the First Tranche Notes. Interest accrues at 8.0% per annum from the date of issuance, with the Conversion Price subject to the same adjustment mechanisms detailed in the initial agreement.

These subsequent financings are part of the Convertible Note Financing arrangement entered into in connection with the RTO Transaction.

The Company has received two conversion notices related to the First Tranche of convertible notes:

-	On May 15, 2024, a conversion notice was received for a principal amount of $70,000. This amount converted at a VWAP of $40.21 per share, resulting in the issuance of 1,741 shares.
-	On June 20, 2024, a second conversion notice was received for a principal amount of $1,072,200. This converted at a VWAP of $40.21 per share, leading to the issuance of 26,667 shares.
-	Concurrently, the Company issued 1,157 shares on May 15, 2024, and 1,047 shares on June 20, 2024, to cover outstanding interest on the outstanding principal at a VWAP of $40.21 per share.

On August 20, 2024, the Company and the Investor signed an addendum to the securities purchase agreement, which requires the Investor to convert the outstanding notes into common shares as soon as possible, within the limits of the agreement. As part of the Addendum, the Investor received 13,333 common shares and 6,667 warrants with a two-year expiry, exercisable at $37.50 per share.

-	On September 4, 2024, a conversion notice was received for a principal amount of USD $675,180. This converted at a VWAP of $28.13 per share, leading to the issuance of 24,000 shares.
-	On September 6, 2024, a conversion notice was received for a principal amount of USD $375,100. This converted at a VWAP of $28.13 per share, leading to the issuance of 13,333 shares.
-	On September 10, 2024, a conversion notice was received for a principal amount of USD $600,160. This converted at a VWAP of $28.13 per share, leading to the issuance of 21,333 shares.
-	On September 19, 2024, a conversion notice was received for a principal amount of USD $1,258,364. This converted at a VWAP of $28.13 per share, leading to the issuance of 44,730 shares.

These conversions and interest issuances are in accordance with the terms outlined in the Securities Purchase Agreement and are related to the Convertible Note Financing arrangement initiated in connection with the RTO Transaction.

On November 27, 2024, the Company issued 182,323 warrants with a nominal exercise price and 151,010 common shares in full and final settlement of all provisions under the convertible note. The convertible note holder exercised the warrants on December 5, 2024.

In July, 2024, the Company completed a warrant exchange agreement with an unaffiliated third-party investor of warrants to purchase the Company’s common shares, no par value per share, which warrants are currently trading on Nasdaq. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 8,800 Common Shares in exchange for the surrender and cancellation of 8,800 Public Warrants held by the Holder.

On August 12, 2024, the Company issued 2,294 shares to third-party consultants.

On August 28, 2024, the Company entered into a $25 million equity line of credit (ELOC) agreement with White Lion Capital, LLC, which was declared effective by the U.S. Securities and Exchange Commission (SEC). This agreement allows the Company to sell up to $25 million in shares over a 24-month period, subject to specific conditions outlined in the Purchase Agreement.

Subsequent to year end the Company issued 1,744,635 shares for gross proceeds of $6,677,598 under the ELOC.

On September 30, 2024, the NCAC Note holder converted the entire outstanding principal balance of $1,615,501 into 43,080 common shares at a conversion price of $37.50 per share. There is a make whole provision which entitled the NCAC Note holders to a top-up in shares if the share price was lower than the conversion price on September 30, 2024 at the make whole date.

On December 9, 2024 the Company issued 373,555 common shares to settle the make whole entitlements under the NCAC promissory note.

On September 30, 2024, PGI converted $1,037,960 of the PGI promissory note principal of $1,460,657 into 27,679 common shares at a conversion price of $37.50 per share. Following this conversion, the remaining principal balance was $422,697. There is a make whole provision which entitled the PGI Note holders to a top-up in shares if the share price was lower than the conversion price on September 30, 2024 at the make whole date. On October 25, 2024, for the PGI promissory note which had a remaining principal balance of $422,697, was converted into 11,272 common shares.

On October 28, 2024, the Company acquired 1,000 shares in Psyence Labs Ltd (Psy Labs) from PGI. PsyLabs is a private company headquartered in the BVI. PsyLabs is focused on the production of psychedelic active pharmaceutical ingredients and extracts. The Company issued 26,667 common shares at a price of $41.25 per share in exchange for the shares in Psy Labs. There was also a make whole provision which entitled PGI to a top-up in shares if the share price at January 15, 2025 was lower than the share price on October 28, 2024.

On December 9, 2024 the Company issued to PGI 594,771 common shares to settle the make whole entitlements under the promissory note and purchase of shares in Psy Labs from PGI.

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1.

On December 24, 2024 the Company entered into a private placement agreement with HC Wainwright. The Company received $2 million in gross proceeds for the issuance of 380,000 common shares and 620,000 pre-funded warrants with a nominal exercise price. In connection with the private placement, the Company issued 2,000,000 warrants with a $2 exercise price and 75,000 warrants with a $2.50 exercise price.